Property and Equipment - Schedule of Changes in Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	$ 10,013
Closing net carrying amount	10,921	$ 10,013
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	8,481	8,791
Exchange difference	(292)	(20)
Revaluation	1,745
Additions	207	393
Disposals	(449)
Adjustment of depreciation on disposal	367
Depreciation charge	(497)	(683)
Closing net carrying amount	9,562	8,481
Furniture, Fittings and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	348	432
Exchange difference	(12)
Revaluation
Additions	16	31
Reclassification and other adjustments	(61)
Disposals	(56)	(91)
Adjustment of depreciation on disposal	39	79
Depreciation charge	(75)	(103)
Closing net carrying amount	199	348
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	698	504
Exchange difference	(43)	(4)
Revaluation
Additions	116	422
Reclassification and other adjustments	2
Disposals		(468)
Adjustment of depreciation on disposal		420
Depreciation charge	(224)	(176)
Closing net carrying amount	549	698
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	476	606
Exchange difference	(12)	(2)
Revaluation
Additions	394	181
Reclassification and other adjustments
Disposals	(65)	(227)
Adjustment of depreciation on disposal	61	221
Depreciation charge	(253)	(303)
Closing net carrying amount	601	476
Total Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	10,003	10,333
Exchange difference	(359)	(26)
Revaluation	1,745
Additions	733	1,027
Reclassification and other adjustments	(59)
Disposals	(570)	(786)
Adjustment of depreciation on disposal	467	720
Depreciation charge	(1,049)	(1,265)
Closing net carrying amount	$ 10,911	$ 10,003